Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
INCOME TAXES

9. INCOME TAXES

There were no income tax expenses reflected in the results of operations for the years ended December 31, 2024 and 2023.

	Year Ended December 31,
	2024	2023
Net loss per book	$(1,389,990)	$(777,694)
Federal statutory income tax rate (21%)	(291,899)	(163,315)
State income tax, net of federal benefit	(62,455)	(32,268)
State rate change	—	34,245
Permanent item	16,888	1,083
Prior period adjustment	(3,228)	3,549
Change in valuation allowance	340,694	156,706
Income tax	$—	$—

The tax effects of temporary differences which give rise to deferred tax assets (liabilities) are summarized as follows:

	Year Ended December 31,
	2024	2023
Net operating loss carry forwards	$741,321	$537,878
Stock-based compensation	151,750	172,436
Accrued compensation	182,509	—
Capitalized research and development	66,117	90,501
Intangible assets	(824)	(638)
Total deferred tax assets	1,140,873	800,177
Valuation allowance	(1,140,873)	(800,177)
Net deferred tax assets	$—	$—

The Company had cumulative federal net operating losses of approximately $2.85 million and state net operating losses of approximately $2.76 million, which do not expire but are subject to an 80% utilization against future taxable income.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Deferred tax assets consist primarily of the tax effect of NOL carry-forwards. The Company has provided a full valuation allowance on the deferred tax assets because of the uncertainty regarding its realizability.

The Company’s policy is to record interest and penalties associated with unrecognized tax benefits as additional income taxes in the statement of operations. As of December 31, 2024, the Company had no unrecognized tax benefits. There were no changes in the Company’s unrecognized tax benefits during the years ended December 31, 2024 and 2023. The Company did not recognize any interest or penalties during the 2024 fiscal year related to unrecognized tax benefits.